PREPAYMENTS AND OTHER RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Receivables [Abstract]
SCHEDULE OF PREPAYMENTS AND OTHER RECEIVABLES

Prepayments and other receivables consist of the following as of September 30, 2021 and March 31, 2021:

	September 30, 2021	March 31, 2021
Prepayment	477,334	-
Deposit	48,634	155,830
Receivable of consideration on disposal of subsidiaries	264,290	258,929
Other receivables	293,160	269,402
	$1,083,418	$684,161

Prepayments and other receivables consists of the following as of March 31, 2021 and 2020:

	2021	2020
Deposit	155,830	123,965
Receivable of consideration on disposal of subsidiaries	258,929	-
Other receivables	269,402	108,009
	$684,161	$231,974